UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: March 31, 2016 – March 31, 2017

Item 1.	Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	3
Disclosure of Fund Expenses	5
Schedule of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Additional Information	22
Trustees and Officers	24
Privacy Policy	25

Index Funds S&P 500 Equal Weight	Shareholder Letter
March 31, 2017 (Unaudited)

Dear Shareholders,

The S&P 500 Equal Weight Index outperformed 98% of all Large Cap Fund Managers over the past 10 years and outperformed 100% of all Large Cap Fund Managers over the past 15 years.*

This incredible feat is magnified when you consider that this performance was achieved by utilizing 500 leading US companies, not a narrowly focused technology index or the like. This index comprises a who’s who list of the most recognized companies in the world, making it a strong contender as a core holding for many portfolio managers and index models.

Since its inception in January of 2003, the S&P 500 Equal Weight Index* has outperformed the S&P 500 Index 10 out of the past 14 calendar years. That is notable, considering that the S&P 500 Index itself beats most large cap managers, most of the time. According to the year‐end 2016 SPIVA (S&P Indices Versus Active) report released by Standard & Poor’s, the S&P 500 Index outperformed 85% of all large-cap fund managers over the past 10 years.

So, if it is so difficult to beat the S&P 500 Index, how has the S&P 500 Equal Weight Index been able to outperform it so consistently, while at the same time also beating 98% of all Large Cap Fund Managers over the past 10 years?

The answer, for us, is simple. We believe that the S&P 500 Equal Weight Index methodology corrects an inherent “buy‐high‐sell‐low” trading flaw buried within the market‐cap methodology that powers the S&P 500 Index and many other active manager strategies. To illustrate, an index fund seeking to track the S&P 500 Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 index constituents move higher in price and 250 index constituents move lower in price, the market‐cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the market‐cap “buy‐high‐sell‐low” trading methodology and replaces it with a “buy‐low‐sell‐high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500 Index fund is required to rebalance the portfolio periodically. Using the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. Here lies the “secret sauce”, in our opinion, and why we believe the alpha that has historically been achieved is sustainable over long periods of time.

The U.S. equity markets posted solid returns in 2016 with the S&P 500 Equal Weight Index achieving +14.8% and the S&P 500 Index achieving +11.96% returns.

During our last fiscal year, the 12‐months ending 03/31/2017, our INDEX FUNDS S&P 500 EQUAL WEIGHT Fund (ticker symbol INDEX) returned +17.19%. Thus, INDEX slightly underperformed its underlying index, which achieved +17.45%, and slightly outperformed its benchmark—the S&P 500 Index—which achieved +17.17% during the same time period (see Fund Performance Chart on page 3).

The underperformance of our Fund relative to the S&P 500 Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500 Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500 Market‐Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal‐Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we see the $16 trillion-dollar Mutual Fund Industry very much in transition, as low cost index modelling seeks to replace traditional, higher-cost alternatives. Another positive development in the industry is the creation of what many are now calling “Clean Shares”. This is a no-load mutual fund share class which contain no 12b-1 fees, providing one uniform price across the board. We believe that Clean Shares will lead to higher transparency with fewer conflicts of interest, and could offer big savings for investors.

Annual Report | March 31, 2017	1

Index Funds S&P 500 Equal Weight	Shareholder Letter
March 31, 2017 (Unaudited)

The good news is that INDEX is already a “no‐load”, low cost index fund with no 12b‐1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis
President
INDEX FUNDS

The foregoing reflects the thoughts and opinions of Index Funds exclusively and is subject to change without notice. Cannot invest directly in an index.

*
The S&P 500 Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically at associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

2	www.Index.world

Index Funds S&P 500 Equal Weight	Manager Commentary
March 31, 2017 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended March 31, 2017)

Index Funds S&P 500 Equal Weight
S&P 500 Total Return Index
S&P 500 Equal Weight Net Total Return
$12,000
$10,000
$8,000
$11,813
$11,601
$11,580
4/30/15
6/30/15
9/30/15
12/31/15
3/31/16
6/30/16
9/30/16
12/31/16
3/31/17

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended March 31, 2017)

	1 Month	Quarter	1 Year	Since Inception*
Index Funds S&P 500 Equal Weight	0.04%	5.41%	17.19%	8.04%
S&P 500 Total Return Index	0.12%	6.07%	17.17%	9.06%
S&P 500 Equal Weight Net Total Return	0.03%	5.42%	17.45%	7.94%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.Index.world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the December 26, 2016 Prospectus) are 13.50% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2018.

*	The Fund’s inception date is April 30, 2015.

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

Annual Report | March 31, 2017	3

Index Funds S&P 500 Equal Weight	Manager Commentary
March 31, 2017 (Unaudited)

Sector Allocation (as a % of Net Assets)*

Consumer Discretionary - 16.38%
Industrials - 13.53%
Information Technology - 13.29%
Financials - 12.62%
Health Care - 11.87%
Consumer Staples - 7.33%
Energy - 7.18%
Real Estate - 6.38%
Utilities - 5.68%
Materials - 5.08%
Telecommunication Services - 0.80%
Cash, Cash Equivalents
& Other Net Assets - (-0.14)%

*
Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500 Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P® is a registered trademark of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s® and S&P® are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500 Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500 Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500 Equal Weight particularly or the ability of the S&P 500 Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500 Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500 Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500 Equal Weight into consideration in determining, composing or calculating the S&P 500 Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500 Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500 Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500 Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500 Equal Weight. There is no assurance that investment products based on the S&P 500 Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500 EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

4	www.Index.world

Index Funds S&P 500 Equal Weight	Disclosure of Fund Expenses
March 31, 2017 (Unaudited)

As a shareholder of the Index Funds S&P 500 Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2016 and held until March 31, 2017.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500 Equal Weight	Beginning Account Value 10/1/2016	Ending Account Value 03/31/17	Expense Ratio(a)	Expenses Paid During Period 10/1/2016- 3/31/17(b)
Actual	$ 1,000.00	$ 1,094.80	0.26%	$ 1.36
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.64	0.26%	$ 1.31

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)
Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365.

Annual Report | March 31, 2017	5

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
COMMON STOCKS: 100.14%
Consumer Discretionary: 16.38%
Advance Auto Parts, Inc.	169	$25,056
Amazon.com, Inc.(a)	30	26,596
AutoNation, Inc.(a)	581	24,570
AutoZone, Inc.(a)	36	26,030
Bed Bath & Beyond, Inc.	655	25,846
Best Buy Co., Inc.	582	28,605
BorgWarner, Inc.	624	26,077
CarMax, Inc.(a)	406	24,043
Carnival Corp.	456	26,863
CBS Corp., Class B Non-Voting	387	26,842
Charter Communications, Inc., Class A(a)	81	26,513
Chipotle Mexican Grill, Inc.(a)	63	28,068
Coach, Inc.	663	27,402
Comcast Corp., Class A	697	26,200
Darden Restaurants, Inc.	352	29,452
Delphi Automotive PLC	339	27,286
Discovery Communications, Inc., Class A(a)	389	11,316
Discovery Communications, Inc., Class C(a)	564	15,967
DISH Network Corp., Class A(a)	419	26,602
Dollar General Corp.	358	24,963
Dollar Tree, Inc.(a)	348	27,304
DR Horton, Inc.	776	25,849
Expedia, Inc.	208	26,243
Foot Locker, Inc.	339	25,361
Ford Motor Co.	2,079	24,200
Gap, Inc.	1,073	26,063
Garmin, Ltd.	496	25,351
General Motors Co.	706	24,964
Genuine Parts Co.	279	25,782
Goodyear Tire & Rubber Co.	735	26,460
H&R Block, Inc.	1,098	25,528
Hanesbrands, Inc.	1,304	27,071
Harley-Davidson, Inc.	433	26,196
Hasbro, Inc.	267	26,652
Home Depot, Inc.	177	25,989
Interpublic Group of Cos., Inc.	1,075	26,413
Kohl's Corp.	644	25,638
L Brands, Inc.	518	24,398
Leggett & Platt, Inc.	533	26,821
Lennar Corp., Class A	495	25,339
LKQ Corp.(a)	869	25,436
Lowe's Cos., Inc.	318	26,143
Macy's, Inc.	820	24,305
Marriott International, Inc., Class A	300	28,254
Mattel, Inc.	1,020	26,122
McDonald's Corp.	204	26,440
Michael Kors Holdings, Ltd.(a)	706	26,906
Mohawk Industries, Inc.(a)	113	25,932
Netflix, Inc.(a)	184	27,197
Newell Brands, Inc.	535	25,236
	Shares	Value
Consumer Discretionary (continued)
News Corp., Class A	1,589	$20,657
News Corp., Class B	499	6,736
NIKE, Inc., Class B	463	25,803
Nordstrom, Inc.	587	27,337
Omnicom Group, Inc.	308	26,553
O'Reilly Automotive, Inc.(a)	97	26,174
Priceline Group, Inc.(a)	15	26,700
PulteGroup, Inc.	1,108	26,093
PVH Corp.	285	29,489
Ralph Lauren Corp.	324	26,445
Ross Stores, Inc.	389	25,623
Royal Caribbean Cruises, Ltd.	268	26,293
Scripps Networks Interactive, Inc., Class A	329	25,784
Signet Jewelers, Ltd.	373	25,838
Staples, Inc.	3,001	26,319
Starbucks Corp.	478	27,910
Target Corp.	471	25,994
TEGNA, Inc.	994	25,466
Tiffany & Co.	293	27,923
Time Warner, Inc.	264	25,795
TJX Cos., Inc.	334	26,413
Tractor Supply Co.	360	24,829
TripAdvisor, Inc.(a)	598	25,810
Twenty-First Century Fox, Inc., Class A	589	19,078
Twenty-First Century Fox, Inc., Class B	270	8,581
Ulta Beauty, Inc.(a)	92	26,241
Under Armour, Inc., Class A(a)	701	13,866
Under Armour, Inc., Class C(a)	705	12,902
VF Corp.	493	27,100
Viacom, Inc., Class B	597	27,832
Walt Disney Co.	235	26,647
Whirlpool Corp.	146	25,014
Wyndham Worldwide Corp.	314	26,467
Wynn Resorts, Ltd.	262	30,028
Yum! Brands, Inc.	405	25,880
		2,135,510

Consumer Staples: 7.33%
Altria Group, Inc.	342	24,426
Archer-Daniels-Midland Co.	577	26,565
Brown-Forman Corp., Class B	557	25,722
Campbell Soup Co.	439	25,128
Church & Dwight Co., Inc.	521	25,982
Clorox Co.	188	25,348
Coca-Cola Co.	617	26,185
Colgate-Palmolive Co.	351	25,690
Conagra Brands, Inc.	637	25,697
Constellation Brands, Inc., Class A	165	26,742
Costco Wholesale Corp.	157	26,327
Coty, Inc., Class A	1,364	24,729
CVS Health Corp.	324	25,434
Dr. Pepper Snapple Group, Inc.	275	26,928
Estee Lauder Cos., Inc., Class A	303	25,691

See Notes to Financial Statements.
6	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
Consumer Staples (continued)
General Mills, Inc.	429	$25,315
Hershey Co.	239	26,111
Hormel Foods Corp.	743	25,730
JM Smucker Co.	186	24,381
Kellogg Co.	352	25,559
Kimberly-Clark Corp.	195	25,668
Kraft Heinz Co.	284	25,790
Kroger Co.	904	26,659
McCormick & Co., Inc., Non-Voting Shares	260	25,363
Mead Johnson Nutrition Co.	296	26,368
Molson Coors Brewing Co., Class B	268	25,650
Mondelez International, Inc., Class A	595	25,633
Monster Beverage Corp.(a)	556	25,670
PepsiCo, Inc.	238	26,623
Philip Morris International, Inc.	236	26,644
Procter & Gamble Co.	286	25,697
Reynolds American, Inc.	429	27,036
Sysco Corp.	500	25,960
Tyson Foods, Inc., Class A	410	25,301
Walgreens Boots Alliance, Inc.	304	25,247
Wal-Mart Stores, Inc.	372	26,814
Whole Foods Market, Inc.	893	26,540
		956,353

Energy: 7.18%
Anadarko Petroleum Corp.	420	26,040
Apache Corp.	519	26,671
Baker Hughes, Inc.	464	27,756
Cabot Oil & Gas Corp.	1,147	27,425
Chesapeake Energy Corp.(a)	5,058	30,045
Chevron Corp.	236	25,339
Cimarex Energy Co.	219	26,168
Concho Resources, Inc.(a)	206	26,438
ConocoPhillips	570	28,426
Devon Energy Corp.	647	26,993
EOG Resources, Inc.	275	26,826
EQT Corp.	457	27,923
Exxon Mobil Corp.	318	26,079
Halliburton Co.	512	25,196
Helmerich & Payne, Inc.	387	25,763
Hess Corp.	549	26,467
Kinder Morgan, Inc.	1,211	26,327
Marathon Oil Corp.	1,612	25,470
Marathon Petroleum Corp.	522	26,382
Murphy Oil Corp.	981	28,047
National Oilwell Varco, Inc.	688	27,582
Newfield Exploration Co.(a)	760	28,052
Noble Energy, Inc.	765	26,270
Occidental Petroleum Corp.	416	26,358
ONEOK, Inc.	480	26,611
Phillips 66	331	26,222
Pioneer Natural Resources Co.	141	26,258
Range Resources Corp.	946	27,529
	Shares	Value
Energy (continued)
Schlumberger, Ltd.	332	$25,929
Southwestern Energy Co.(a)	3,502	28,611
TechnipFMC PLC(a)	821	26,682
Tesoro Corp.	317	25,696
Transocean, Ltd.(a)	2,124	26,444
Valero Energy Corp.	391	25,919
Williams Cos., Inc.	901	26,661
		936,605

Financials: 12.62%
Affiliated Managers Group, Inc.	158	25,903
Aflac, Inc.	362	26,216
Allstate Corp.	317	25,832
American Express Co.	329	26,027
American International Group, Inc.	413	25,784
Ameriprise Financial, Inc.	198	25,677
Aon PLC	222	26,349
Arthur J Gallagher & Co.	461	26,065
Assurant, Inc.	261	24,970
Bank of America Corp.	1,029	24,274
Bank of New York Mellon Corp.	540	25,504
BB&T Corp.	546	24,406
Berkshire Hathaway, Inc., Class B(a)	153	25,502
BlackRock, Inc.	69	26,462
Capital One Financial Corp.	282	24,438
CBOE Holdings, Inc.	328	26,591
Charles Schwab Corp.	614	25,057
Chubb, Ltd.	188	25,615
Cincinnati Financial Corp.	353	25,511
Citigroup, Inc.	423	25,304
Citizens Financial Group, Inc.	691	23,874
CME Group, Inc.	211	25,067
Comerica, Inc.	361	24,757
Discover Financial Services	365	24,962
E*Trade Financial Corp.(a)	742	25,888
Fifth Third Bancorp	958	24,333
Franklin Resources, Inc.	612	25,790
Goldman Sachs Group, Inc.	105	24,121
Hartford Financial Services Group, Inc.	524	25,189
Huntington Bancshares, Inc.	1,836	24,584
Intercontinental Exchange, Inc.	432	25,864
Invesco, Ltd.	819	25,086
JPMorgan Chase & Co.	285	25,034
KeyCorp	1,402	24,928
Leucadia National Corp.	974	25,324
Lincoln National Corp.	378	24,740
Loews Corp.	551	25,770
M&T Bank Corp.	156	24,138
Marsh & McLennan Cos., Inc.	354	26,157
MetLife, Inc.	483	25,512
Moody's Corp.	233	26,105
Morgan Stanley	560	23,990
NASDAQ, Inc.	367	25,488
Navient Corp.	1,794	26,479

See Notes to Financial Statements.
Annual Report | March 31, 2017	7

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
Financials (continued)
Northern Trust Corp.	291	$25,195
People's United Financial, Inc.	1,376	25,043
PNC Financial Services Group, Inc.	207	24,890
Principal Financial Group, Inc.	410	25,875
Progressive Corp.	659	25,820
Prudential Financial, Inc.	235	25,070
Raymond James Financial, Inc.	329	25,090
Regions Financial Corp.	1,721	25,006
S&P Global, Inc.	199	26,017
State Street Corp.	327	26,033
SunTrust Banks, Inc.	441	24,387
Synchrony Financial	724	24,833
T Rowe Price Group, Inc.	365	24,875
Torchmark Corp.	333	25,654
Travelers Cos., Inc.	213	25,675
Unum Group	533	24,992
US Bancorp	475	24,463
Wells Fargo & Co.	442	24,602
Willis Towers Watson PLC	204	26,702
XL Group, Ltd.	644	25,670
Zions Bancorporation	579	24,318
		1,644,877

Health Care: 11.87%
Abbott Laboratories	569	25,269
AbbVie, Inc.	395	25,738
Aetna, Inc.	197	25,127
Agilent Technologies, Inc.	500	26,435
Alexion Pharmaceuticals, Inc.(a)	205	24,854
Allergan PLC	108	25,803
AmerisourceBergen Corp.	294	26,019
Amgen, Inc.	143	23,462
Anthem, Inc.	156	25,799
Baxter International, Inc.	501	25,982
Becton Dickinson and Co.	140	25,682
Biogen, Inc.(a)	90	24,608
Boston Scientific Corp.(a)	1,057	26,288
Bristol-Myers Squibb Co.	446	24,254
Cardinal Health, Inc.	317	25,851
Celgene Corp.(a)	211	26,255
Centene Corp.(a)	381	27,150
Cerner Corp.(a)	472	27,777
Cigna Corp.	171	25,050
Cooper Cos., Inc.	134	26,785
CR Bard, Inc.	105	26,097
Danaher Corp.	296	25,317
DaVita, Inc.(a)	380	25,829
DENTSPLY SIRONA, Inc.	411	25,663
Edwards Lifesciences Corp.(a)	281	26,434
Eli Lilly & Co.	308	25,906
Envision Healthcare Corp.(a)	390	23,915
Express Scripts Holding Co.(a)	385	25,375
Gilead Sciences, Inc.	382	25,945
HCA Holdings, Inc.(a)	303	26,964
	Shares	Value
Health Care (continued)
Henry Schein, Inc.(a)	151	$25,665
Hologic, Inc.(a)	617	26,253
Humana, Inc.	120	24,737
IDEXX Laboratories, Inc.(a)	173	26,748
Illumina, Inc.(a)	155	26,449
Incyte Corp.(a)	174	23,259
Intuitive Surgical, Inc.(a)	35	26,826
Johnson & Johnson	207	25,782
Laboratory Corp. of America Holdings(a)	180	25,825
Mallinckrodt PLC(a)	527	23,488
McKesson Corp.	176	26,094
Medtronic PLC	313	25,215
Merck & Co., Inc.	397	25,225
Mettler-Toledo International, Inc.(a)	53	25,382
Mylan NV(a)	601	23,433
Patterson Cos., Inc.	584	26,414
PerkinElmer, Inc.	469	27,230
Perrigo Co. PLC	366	24,299
Pfizer, Inc.	764	26,136
Quest Diagnostics, Inc.	264	25,922
Regeneron Pharmaceuticals, Inc.(a)	67	25,963
Stryker Corp.	201	26,462
Thermo Fisher Scientific, Inc.	163	25,037
UnitedHealth Group, Inc.	153	25,094
Universal Health Services, Inc., Class B	215	26,757
Varian Medical Systems, Inc.(a)	296	26,975
Vertex Pharmaceuticals, Inc.(a)	277	30,290
Waters Corp.(a)	165	25,791
Zimmer Biomet Holdings, Inc.	218	26,620
Zoetis, Inc.	489	26,098
		1,547,102

Industrials: 13.53%
3M Co.	136	26,021
Acuity Brands, Inc.	123	25,092
Alaska Air Group, Inc.	269	24,807
Allegion PLC	350	26,495
American Airlines Group, Inc.	594	25,126
AMETEK, Inc.	486	26,283
Arconic, Inc.	971	25,576
Boeing Co.	146	25,822
Caterpillar, Inc.	282	26,158
CH Robinson Worldwide, Inc.	329	25,428
Cintas Corp.	219	27,712
CSX Corp.	545	25,370
Cummins, Inc.	171	25,855
Deere & Co.	237	25,800
Delta Air Lines, Inc.	543	24,956
Dover Corp.	340	27,319
Dun & Bradstreet Corp.	242	26,122
Eaton Corp. PLC	360	26,694
Emerson Electric Co.	437	26,159
Equifax, Inc.	196	26,801

See Notes to Financial Statements.
8	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
Industrials (continued)
Expeditors International of Washington, Inc.	461	$26,042
Fastenal Co.	513	26,420
FedEx Corp.	135	26,345
Flowserve Corp.	566	27,406
Fluor Corp.	477	25,100
Fortive Corp.	446	26,858
Fortune Brands Home & Security, Inc.	433	26,348
General Dynamics Corp.	136	25,459
General Electric Co.	861	25,658
Honeywell International, Inc.	206	25,723
Illinois Tool Works, Inc.	194	25,699
Ingersoll-Rand PLC	329	26,754
Jacobs Engineering Group, Inc.	463	25,595
JB Hunt Transport Services, Inc.	269	24,678
Johnson Controls International plc	632	26,620
Kansas City Southern	298	25,557
L3 Technologies, Inc.	153	25,289
Lockheed Martin Corp.	97	25,957
Masco Corp.	768	26,104
Nielsen Holdings PLC	597	24,662
Norfolk Southern Corp.	218	24,409
Northrop Grumman Corp.	107	25,449
PACCAR, Inc.	385	25,872
Parker-Hannifin Corp.	165	26,453
Pentair PLC	433	27,184
Quanta Services, Inc.(a)	697	25,866
Raytheon Co.	168	25,620
Republic Services, Inc.	415	26,066
Robert Half International, Inc.	540	26,368
Rockwell Automation, Inc.	168	26,159
Rockwell Collins, Inc.	268	26,039
Roper Technologies, Inc.	123	25,398
Ryder System, Inc.	343	25,876
Snap-on, Inc.	153	25,807
Southwest Airlines Co.	467	25,106
Stanley Black & Decker, Inc.	203	26,973
Stericycle, Inc.(a)	317	26,276
Textron, Inc.	547	26,032
TransDigm Group, Inc.	113	24,878
Union Pacific Corp.	245	25,950
United Continental Holdings, Inc.(a)	361	25,501
United Parcel Service, Inc., Class B	244	26,181
United Rentals, Inc.(a)	213	26,636
United Technologies Corp.	233	26,145
Verisk Analytics, Inc.(a)	327	26,533
Waste Management, Inc.	357	26,032
WW Grainger, Inc.	107	24,905
Xylem, Inc.	539	27,069
		1,764,653

Information Technology: 13.29%
Accenture PLC, Class A	211	25,295
Activision Blizzard, Inc.	529	26,376
	Shares	Value
Information Technology (continued)
Adobe Systems, Inc.(a)	216	$28,108
Advanced Micro Devices, Inc.(a)	1,873	27,252
Akamai Technologies, Inc.(a)	405	24,179
Alliance Data Systems Corp.	105	26,145
Alphabet, Inc., Class A(a)	15	12,717
Alphabet, Inc., Class C(a)	15	12,443
Amphenol Corp., Class A	370	26,333
Analog Devices, Inc.	316	25,896
Apple, Inc.	186	26,721
Applied Materials, Inc.	683	26,569
Autodesk, Inc.(a)	302	26,114
Automatic Data Processing, Inc.	249	25,495
Broadcom, Ltd.	115	25,180
CA, Inc.	804	25,503
Cisco Systems, Inc.	761	25,722
Citrix Systems, Inc.(a)	329	27,435
Cognizant Technology Solutions Corp., Class A(a)	443	26,367
Corning, Inc.	945	25,515
CSRA, Inc.	917	26,859
eBay, Inc.(a)	786	26,386
Electronic Arts, Inc.(a)	290	25,961
F5 Networks, Inc.(a)	178	25,378
Facebook, Inc., Class A(a)	187	26,563
Fidelity National Information Services, Inc.	316	25,160
Fiserv, Inc.(a)	223	25,714
FLIR Systems, Inc.	721	26,158
Global Payments, Inc.	330	26,624
Harris Corp.	236	26,260
Hewlett Packard Enterprise Co.	1,165	27,611
HP, Inc.	1,499	26,802
Intel Corp.	726	26,187
International Business Machines Corp.	146	25,424
Intuit, Inc.	209	24,242
Juniper Networks, Inc.	930	25,882
KLA-Tencor Corp.	279	26,525
Lam Research Corp.	217	27,854
MasterCard, Inc., Class A	235	26,430
Microchip Technology, Inc.	353	26,044
Micron Technology, Inc.(a)	1,035	29,912
Microsoft Corp.	401	26,410
Motorola Solutions, Inc.	316	27,246
NetApp, Inc.	619	25,905
NVIDIA Corp.	263	28,649
Oracle Corp.	611	27,257
Paychex, Inc.	417	24,561
PayPal Holdings, Inc.(a)	607	26,113
Qorvo, Inc.(a)	388	26,601
QUALCOMM, Inc.	443	25,402
Red Hat, Inc.(a)	316	27,334
salesforce.com, Inc.(a)	311	25,654
Seagate Technology PLC	551	25,307
Skyworks Solutions, Inc.	265	25,965

See Notes to Financial Statements.
Annual Report | March 31, 2017	9

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
Information Technology (continued)
Symantec Corp.	868	$26,630
Synopsys, Inc.(a)	363	26,183
TE Connectivity, Ltd.	350	26,093
Teradata Corp.(a)	829	25,799
Texas Instruments, Inc.	324	26,101
Total System Services, Inc.	475	25,394
VeriSign, Inc.(a)	304	26,481
Visa, Inc., Class A	290	25,772
Western Digital Corp.	348	28,720
Western Union Co.	1,324	26,943
Xerox Corp.	3,539	25,976
Xilinx, Inc.	437	25,298
Yahoo!, Inc.(a)	566	26,268
		1,733,403

Materials: 5.08%
Air Products & Chemicals, Inc.	187	25,299
Albemarle Corp.	253	26,727
Avery Dennison Corp.	324	26,114
Ball Corp.	354	26,288
CF Industries Holdings, Inc.	886	26,004
Dow Chemical Co.	408	25,924
Eastman Chemical Co.	336	27,149
Ecolab, Inc.	210	26,321
EI du Pont de Nemours & Co.	321	25,786
FMC Corp.	433	30,133
Freeport-McMoRan, Inc.(a)	2,106	28,136
International Flavors & Fragrances, Inc.	209	27,699
International Paper Co.	514	26,101
LyondellBasell Industries NV, Class A	290	26,445
Martin Marietta Materials, Inc.	123	26,845
Monsanto Co.	229	25,923
Mosaic Co.	893	26,058
Newmont Mining Corp.	791	26,071
Nucor Corp.	429	25,620
PPG Industries, Inc.	255	26,795
Praxair, Inc.	223	26,448
Sealed Air Corp.	575	25,059
Sherwin-Williams Co.	84	26,056
Vulcan Materials Co.	220	26,506
WestRock Co.	509	26,483
		661,990

Real Estate: 6.38%
Alexandria Real Estate Equities, Inc., REIT	240	26,525
American Tower Corp., REIT	230	27,954
Apartment Investment & Management Co., REIT, Class A	601	26,654
AvalonBay Communities, Inc., REIT	146	26,806
Boston Properties, Inc., REIT	201	26,614
CBRE Group, Inc., Class A(a)	717	24,945
Crown Castle International Corp., REIT	288	27,202
	Shares	Value
Real Estate (continued)
Digital Realty Trust, Inc., REIT	251	$26,704
Equinix, Inc., REIT	70	28,026
Equity Residential, REIT	420	26,132
Essex Property Trust, Inc., REIT	116	26,858
Extra Space Storage, Inc., REIT	349	25,962
Federal Realty Investment Trust, REIT	206	27,501
General Growth Properties, Inc., REIT	1,131	26,217
HCP, Inc., REIT	876	27,401
Host Hotels & Resorts, Inc., REIT	1,454	27,132
Iron Mountain, Inc., REIT	761	27,145
Kimco Realty Corp., REIT	1,203	26,574
Macerich Co., REIT	410	26,404
Mid-America Apartment Communities, Inc., REIT	268	27,266
Prologis, Inc., REIT	527	27,341
Public Storage, REIT	119	26,050
Realty Income Corp., REIT	454	27,027
Regency Centers Corp., REIT	416	27,618
Simon Property Group, Inc., REIT	155	26,665
SL Green Realty Corp., REIT	244	26,015
UDR, Inc., REIT	747	27,086
Ventas, Inc., REIT	430	27,967
Vornado Realty Trust, REIT	253	25,378
Welltower, Inc., REIT	394	27,903
Weyerhaeuser Co., REIT	783	26,606
		831,678

Telecommunication Services: 0.80%
AT&T, Inc.	616	25,595
CenturyLink, Inc.	1,126	26,540
Level 3 Communications, Inc.(a)	462	26,435
Verizon Communications, Inc.	528	25,740
		104,310

Utilities: 5.68%
AES Corp.	2,336	26,116
Alliant Energy Corp.	674	26,697
Ameren Corp.	484	26,422
American Electric Power Co., Inc.	398	26,718
American Water Works Co., Inc.	344	26,753
CenterPoint Energy, Inc.	940	25,916
CMS Energy Corp.	591	26,441
Consolidated Edison, Inc.	344	26,715
Dominion Resources, Inc.	345	26,762
DTE Energy Co.	260	26,549
Duke Energy Corp.	323	26,489
Edison International	331	26,351
Entergy Corp.	354	26,890
Eversource Energy	451	26,510
Exelon Corp.	725	26,085
FirstEnergy Corp.	833	26,506
NextEra Energy, Inc.	201	25,802
NiSource, Inc.	1,117	26,573
NRG Energy, Inc.	1,458	27,265

See Notes to Financial Statements.
10	www.Index.world

Index Funds S&P 500 Equal Weight	Schedule of Investments
March 31, 2017

	Shares	Value
Utilities (continued)
PG&E Corp.	397	$26,345
Pinnacle West Capital Corp.	318	26,515
PPL Corp.	718	26,846
Public Service Enterprise Group, Inc.	587	26,033
SCANA Corp.	386	25,225
Sempra Energy	238	26,299
Southern Co.	525	26,135
WEC Energy Group, Inc.	443	26,859
Xcel Energy, Inc.	600	26,670
		740,487

Total Common Stocks (Cost $12,479,083)		13,056,968

SHORT TERM INVESTMENTS: 0.92%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.56% 7-day yield)	119,816	119,816

Total Short Term Investments (Cost $119,816)		119,816

Total Investments: 101.06% (Cost $12,598,899)		13,176,784

Liabilities In Excess Of Other Assets: (1.06)%		(138,783)

Net Assets: 100.00%		$13,038,001

(a)	Non-income producing security.

See Notes to Financial Statements.
Annual Report | March 31, 2017	11

Index Funds S&P 500 Equal Weight	Statement of Assets and Liabilities
March 31, 2017

ASSETS:
Investments, at value	$13,176,784
Cash	135
Receivable for shares sold	2,480
Receivable due from adviser	35,812
Interest and dividends receivable	14,869
Prepaid expenses and other assets	5,454
Total Assets	13,235,534
LIABILITIES:
Payable for investments purchased	100,462
Payable for shares redeemed	35,166
Payable to fund accounting and administration	25,579
Payable for trustee fees and expenses	32
Payable for transfer agency fees	5,667
Payable for chief compliance officer fee	3,333
Payable for professional fees	19,815
Accrued expenses and other liabilities	7,479
Total Liabilities	197,533
NET ASSETS	$13,038,001
NET ASSETS CONSIST OF:
Paid-in capital	$12,483,293
Accumulated undistributed net investment income	42,659
Accumulated net realized loss on investments	(65,836)
Net unrealized appreciation on investments	577,885
NET ASSETS	$13,038,001
INVESTMENTS, AT COST	$12,598,899
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$27.27
Net Assets	$13,038,001
Shares of beneficial interest outstanding, without par value	478,136

See Notes to Financial Statements.
12	www.Index.world

Index Funds S&P 500 Equal Weight	Statement of Operations
For the Year Ended March 31, 2017

INVESTMENT INCOME:
Dividends	$107,343
Total Investment Income	107,343

EXPENSES:
Investment advisory fees (Note 3)	13,825
Administration fees	183,403
Custodian fees	5,000
Audit and tax fees	16,850
Legal fees	32,151
Transfer agent fees	41,956
Trustee fees and expenses	55
Registration fees	31,465
Printing fees	9,630
Chief compliance officer fees	20,000
Insurance expense	18,710
Other	6,646
Total expenses before waiver	379,691
Less fees waived/reimbursed by investment adviser (Note 3)	(364,450)
Total Net Expenses	15,241
NET INVESTMENT INCOME:	92,102

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	27,690
Net change in unrealized appreciation on investments	761,477
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	789,167
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$881,269

See Notes to Financial Statements.
Annual Report | March 31, 2017	13

Index Funds S&P 500 Equal Weight	Statement of Changes in Net Assets

	Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
OPERATIONS:
Net investment income	$92,102	$49,602
Net realized gain on investments	27,690	77,263
Net change in unrealized appreciation/(depreciation) on investments	761,477	(183,592)
Net increase/(decrease) in net assets resulting from operations	881,269	(56,727)

DISTRIBUTIONS TO SHAREHOLDERS:	(180,104)	(89,860)
From net investment income	(64,222)	(34,953)
From net realized gains on investments	(115,881)	(54,908)
Net decrease in net assets from distributions	(180,103)	(89,861)
SHARE TRANSACTIONS:
Proceeds from sale of shares	10,695,494	3,683,435
Issued to shareholders in reinvestment of distributions	180,103	89,861
Cost of shares redeemed	(1,615,021)	(552,690)
Redemption fees	2,241	–
Net increase from share transactions	9,262,817	3,220,606
Net increase in net assets	$9,963,983	$3,074,018
NET ASSETS:
Beginning of period	3,074,018	0
End of period (including accumulated undistributed net investment income of $42,659 and $14,779)	$13,038,001	$3,074,018

Other Information:
SHARE TRANSACTIONS:
Sold	405,525	147,123
Distributions reinvested	6,861	3,875
Redeemed	(62,286)	(22,962)
Net increase in shares outstanding	350,100	128,036

See Notes to Financial Statements.
14	www.Index.world

Index Funds S&P 500 Equal Weight	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.44
Net realized and unrealized gain/(loss)	3.66	(0.71)
Total from investment operations	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	(0.30)	(0.28)
From net realized gains	(0.54)	(0.44)
Total distributions	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.01	–
Net increase/(decrease) in net asset value	3.26	(0.99)
Net asset value, end of year	$27.27	$24.01

TOTAL RETURN	17 .19%	(1 .00	)%(b)

SUPPLEMENTAL DATA:
Net assets, end of year (000s)	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	6.83%	13.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.27%	0.30	%(c)
Ratio of net investment income - to average net assets	1.66%	2.02	%(c)

PORTFOLIO TURNOVER RATE	32%	81	%(b)

(a)	Calculated using the average shares method.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.
Annual Report | March 31, 2017	15

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2017

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds”, and changed its name to “Index Funds” in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Realized gains and losses from investment transactions are determined using the identified cost basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over‐the‐counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2017, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

16	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2017

Level 2—
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended March 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2017:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$13,056,968	$–	$–	$13,056,968
Short Term Investments	119,816	–	–	119,816
TOTAL	$13,176,784	$–	$–	$13,176,784

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the year ended March 31, 2017.

For the year ended March 31, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses
The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions
The Fund charges a redemption fee of 0.25% on redemptions of the Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the year ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2017. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Fund for Federal income or excise taxes.

Annual Report | March 31, 2017	17

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2017

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2018 and may not be terminated or modified prior to this date except with the approval of the Fund’s Board. Prior to December 23, 2016, the Adviser agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.30% of the Fund’s average daily net assets for No Load Shares.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2017, reimbursements that may potentially be made by the Fund to the Adviser total $687,806 and expire as follows:

March 31, 2019	$323,356
March 31, 2020	364,450
$687,806

Fund Accounting Fees and Expenses
ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the year ended March 31, 2017, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the year ended March 31, 2017, are disclosed in the Statement of Operations.

Compliance Services
ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the year ended March 31, 2017, are disclosed in the Statement of Operations.

Distributor
The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (“the Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees paid by the Fund for the year ended March 31, 2017, are disclosed in the Statement of Operations.

18	www.Index.world

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2017

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the year ended March 31, 2017.

Funds	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500 Equal Weight	$11,044,126	$1,862,901

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the year ended March 31, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500 Equal Weight	$160,229	$19,874

The tax character of distributions paid during the period ended March 31, 2016, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500 Equal Weight	$89,396	$465

For the year ended March 31, 2017, there were no reclassifications of Paid‐in capital, Accumulated undistributed net investment income, or Accumulated net realized loss on investments due to tax adjustments.

As of March 31, 2017, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500 Equal Weight	$903,934	$(385,665)	$518,269	$12,658,515

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2017, components of distributable earning on a tax basis were as follows:

Index Funds S&P 500 Equal Weight
Accumulated ordinary income	$42,659
Accumulated capital losses	(6,220)
Net unrealized appreciation on investments	518,269
Total	$554,708

The Fund elects to defer to the period ending March 31, 2018, capital losses recognized during the period November 1, 2016 – March 31, 2017 in the amount of $6,220.

6. BENEFICIAL OWNERSHIP

At March 31, 2017, a shareholder is the record owner of approximately 57% of the Fund's shares.

Annual Report | March 31, 2017	19

Index Funds S&P 500 Equal Weight	Notes to Financial Statements
March 31, 2017

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

20	www.Index.world

Index Funds S&P 500 Equal Weight	Report of Independent Registered Public Accounting Firm

To the Shareholders of Index Funds S&P 500 Equal Weight and Board of Trustees of Index Funds

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds S&P 500 Equal Weight (the “Fund”), a series of Index Funds, as of March 31, 2017, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Index Funds S&P 500 Equal Weight as of March 31, 2017, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2017

Annual Report | March 31, 2017	21

Index Funds S&P 500 Equal Weight	Additional Information
March 31, 2017 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3. TAX INFORMATION

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2016:

Qualified Dividend Income:	38.18%
Dividend Received Deduction:	36.94%

In early 2017, if applicable, stockholders of record received this information for the distributions paid to them by the Funds during the calendar year 2016 via Form 1099. The Funds will notify shareholders in early 2018 of amounts paid to them by the Funds, if any, during the calendar year 2017.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Index Fund S&P 500 Equal Weight designated $19,874 as long-term capital gain dividends.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At their regular meeting on March 3, 2017 (the "Meeting"), in considering whether to approve the continuance of the Investment Advisory Agreement with The Index Group, Inc. (the “Adviser”), with respect to the Fund, the Independent Trustees considered the following factors, with no single factor being all-important or determinative:

(i) the nature, extent and quality of the services provided by the Adviser, including the investment performance of the Fund; (ii) the costs of the services provided and the profits realized by the Adviser from the relationship with the Fund, including the extent to which the Adviser has realized, and the Fund has shared the benefit of, economies of scale as the Fund grows; (iii) the investment advisory fee charged to other clients of the Adviser; (iv) the investment advisory fee charged by other advisers to comparable funds and the expense ratios of comparable funds; and (v) any “fall-out” benefits arising out of the relationship between the Fund and the Adviser, including any benefits that may accrue to the adviser from the placement of the Fund’s brokerage.

The Independent Trustees then discussed information and documents related to renewal of the Advisory Agreement that had been provided in response to the Board’s requests to the Adviser. Such documents and information were contained in the Board Materials, and they included, without limitation, information concerning:

•	The nature of the Adviser’s business;
•	The Adviser’s personnel, operations and related compensation arrangements;
•	The Adviser’s compensation, the expense structure of the Fund and the Adviser’s historical and anticipated profitability in managing the Fund;
•	Information comparing the Fund’s contractual management fee, expense ratio, and net assets against other registered investment companies identified by the Adviser as peers;

22	www.Index.world

Index Funds S&P 500 Equal Weight	Additional Information
March 31, 2017 (Unaudited)

•	Management services performed by the Adviser for the Fund and the performance of the Fund (compared against the Fund’s benchmark and the performance of other funds over similar time periods);
•	Portfolio transactions; and
•	Compliance policies and procedures.

In connection with their review of the abovementioned materials, the Independent Trustees noted that they had been advised by separate independent legal counsel through the process. The Independent Trustees, based on their consideration of all materials and information presented to them, concluded (without any single factor being identified as determinative) that the quality of service provided by the Adviser is acceptable, the investment performance of the Fund has been satisfactory, the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund, that any economies of scale or other incidental benefits accruing to the Adviser were not material, and the fees and costs associated with the Fund are reasonable and in the best interests of the Fund and its shareholders.

Annual Report | March 31, 2017	23

Index Funds S&P 500 Equal Weight	Trustees and Officers
March 31, 2017 (Unaudited)

NON-INTERESTED TRUSTEES
Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Trusteeships Held by Trustee
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	Managing Partner, Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present ); Managing Partner and Portfolio Manager, Elevation Capital Management, LLC (2005 to present); Co-Chairman, Eagle: XM, a marketing company (2005 to 2008); President, Ultimate Investments Corporation, Inc., a Colorado company (1993 to present); President, Baller Enterprises, Inc., a Colorado company (2004 to present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.
Lance Coles (born 1964)	Trustee	Indefinite; since December 12, 2014	Minister, New Life Church.	1	None
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The 2 None Kastle Group, LLC (2006 to present).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Index Group, Inc. (2004 to present).	1	None

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Index Group, Inc. (2004 to present).
Theodore Uhl (born 1974)	Chief Compliance Officer	Indefinite; since February 2016
Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-464-6339.

24	www.Index.world

Index Funds S&P 500 Equal Weight	Privacy Policy
March 31, 2017 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500 EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and name and address
•Account balances and transaction history
•Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?

Annual Report | March 31, 2017	25

Index Funds S&P 500 Equal Weight	Privacy Policy
March 31, 2017 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500 Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you • Open an account • Provide account information or give us your contact information • Make a wire transfer or deposit money
Why can't I limit all sharing?
Federal law gives you the right to limit only

• sharing for affiliates’ everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

• Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market

26	www.Index.world

Page Intentionally Left Blank

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX

FUNDS

Item 2.	Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2017 and March 31, 2016 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $14,000, and $14,000 respectively.

(b)
Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2017 and March 31, 2016 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

(c)
Tax Fees: For the registrant’s fiscal years ended March 31, 2017 and March 31, 2016, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,500 and $2,500 respectively. The fiscal year 2017 and 2016 tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

(d)
All Other Fees: For the registrant’s fiscal years ended March 31, 2017 and March 31, 2016, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $$350 and $0 respectively.

(e)(1)
The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2‑01 of Regulation S-X.

(f)
[Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)
Aggregate non-audit fees of $2,500 and $2,500 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2017 and March 31, 2016. All such services were rendered to the registrant.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)
The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 9, 2017

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	June 9, 2017